Pensions and other post-retirement benefits - Disclosure of amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Included within operating costs
Administration costs	£ 22	£ 19	£ 20
Defined benefit plan costs:
Current service cost	143	194	223
Past service cost – augmentations and redundancies	9	8	11
Gains on settlement	(30)	(45)	0
Post-employment benefit expense, payroll cost, defined benefit plans	122	157	234
Included within finance income and costs
Net interest (income)/cost	(100)	(85)	(2)
Total included in income statement	44	91	252
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(218)	(1,364)	2,481
Exchange adjustments	(6)	41	7
Total included in the statement of other comprehensive income	(224)	(1,323)	2,488
Discontinued operations
Included within operating costs
Administration costs	0	0	4
Included within finance income and costs
Net interest (income)/cost	0	0	(2)
Total included in income statement	0	0	10
Total included in the statement of other comprehensive income	0	0	309
Pensions | UK
Included within operating costs
Administration costs	13	9	11
Defined benefit plan costs:
Current service cost	45	69	83
Past service cost – augmentations and redundancies	9	8	11
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	54	77	94
Included within finance income and costs
Net interest (income)/cost	(84)	(64)	(7)
Total included in income statement	(17)	22	98
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(474)	(1,183)	1,577
Exchange adjustments	0	0	0
Total included in the statement of other comprehensive income	(474)	(1,183)	1,577
Pensions | US
Included within operating costs
Administration costs	7	8	7
Defined benefit plan costs:
Current service cost	72	88	101
Past service cost – augmentations and redundancies	0	0	0
Gains on settlement	(30)	(45)	0
Post-employment benefit expense, payroll cost, defined benefit plans	42	43	101
Included within finance income and costs
Net interest (income)/cost	(13)	(21)	0
Total included in income statement	36	30	108
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	99	(242)	532
Exchange adjustments	(5)	36	11
Total included in the statement of other comprehensive income	94	(206)	543
Other post-retirement benefits | US
Included within operating costs
Administration costs	2	2	2
Defined benefit plan costs:
Current service cost	26	37	39
Past service cost – augmentations and redundancies	0	0	0
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	26	37	39
Included within finance income and costs
Net interest (income)/cost	(3)	0	5
Total included in income statement	25	39	46
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	157	61	372
Exchange adjustments	(1)	5	(4)
Total included in the statement of other comprehensive income	£ 156	£ 66	£ 368